Prospectus Supplement

July 22, 2014

E.I.I. Realty Securities Trust

SUPPLEMENT DATED JULY 22, 2014

TO THE PROSPECTUS DATED OCTOBER 29, 2013

The section titled “E.I.I. Global Property Fund — Summary Section — Portfolio Managers” on page 5 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

The Global Fund team consists of Portfolio Managers and Analysts. Alfred C. Otero is primarily responsible for the day-to-day management of the Global Fund. Mr. Otero has been a Portfolio Manager of the Global Fund since its inception in February 2007. Mr. Otero has been a Managing Director of EII since 2002.

The section titled “E.I.I. International Property Fund — Summary Section — Portfolio Managers” on page 10 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

The International Fund team consists of Portfolio Managers and Analysts. Alfred C. Otero, Suang Eng Tsan and Peter Nieuwland are primarily responsible for the day-to-day management of the International Fund. Mr. Otero and Ms. Tsan have been Portfolio Managers of the International Fund since July 2014. Ms. Tsan has previously served as the Senior Analyst and Co-Portfolio Manager- Asia of the International Fund since January 2010. Mr. Nieuwland has served as the Senior Analyst and Co-Portfolio Manager-Europe of the International Fund since the Fund’s inception. Mr. Otero has been a Managing Director of EII since 2002, Ms. Tsan has been a Managing Director of EII Capital Management Pte. Ltd. since 2010 and Mr. Nieuwland has been a Managing Director of EII Capital Management B.V. since 2006.

The section titled “E.I.I. Realty Securities Fund — Summary Section — Portfolio Managers” on page 14 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

Alfred C. Otero is the Portfolio Manager of the Domestic Fund. Mr. Otero has been primarily responsible for the day-to-day management of the Domestic Fund since July 2004 and Gabriel Buerkle has served as Assistant Portfolio Manager of the Fund since December 2012. Mr. Otero has been a Managing Director of EII since 2002.

The section titled “Portfolio Management and Fund Operations — Portfolio Managers” on page 23 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers

Global Fund — Alfred C. Otero has been a portfolio manager primarily responsible for the day-to-day management of the Global Fund’s portfolio since its inception in February 2007.

International Fund — Alfred C. Otero has been a portfolio manager primarily responsible for the day-to-day management of the International Fund’s portfolio since July 2014. Suang Eng Tsan has been a Portfolio Manager of the International Fund since July 2014. Suang Eng Tsan has previously served as the Senior Analyst and Co- Portfolio Manager- Asia of the International Fund since January 2010. Peter Nieuwland has served as the Senior Analyst and Co-Portfolio Manager-Europe of the International Fund since the Fund’s inception.

Domestic Fund — Alfred C. Otero has been primarily responsible for the day-to-day management of the Domestic Fund’s portfolio since July 2004 and Gabriel Buerkle has served as Assistant Portfolio Manager of the Fund since December 2012.

ALFRED C. OTERO has been a Managing Director of EII since 2002. Mr. Otero has been a member of the firm’s global real estate investment team and is primarily responsible for the firm’s North American real estate investment activities, as well as the Manager of EII’s global real estate activities and co-manager of EII’s International real estate activities. He has been with EII for more than 18 years and has lead the firm’s U.S. REIT efforts since July 2004. Prior to joining the firm, Mr. Otero managed real estate investments and initiatives for Mutual of America Capital Management Corp. Mr. Otero earned a BBA in Finance in 1989 and an MBA in 1992 from the University of Notre Dame.

SUANG ENG TSAN has been a Managing Director of EII Capital Management Pte. Ltd. since 2010. She serves as the Portfolio Manager for the firm’s Asian real estate securities strategy and co-manager of EII’s International real estate activities. Suang Eng has over 20 years of research and property experience in Asia. She has been the top rated Singapore based property analyst in the Asia Money, Institutional Investor and Greenwich Associates surveys. Prior to joining EII Suang Eng served as Research Director at Citigroup in Singapore covering regional property companies. From 1997 to 2001 she was a property analyst at ABN AMRO Securities and DBS Securities. Prior to her career as an investment analyst Suang Eng was a property executive at Pidemco Land and Urban Redevelopment Authority. Suang Eng received her MBA in 1993 and her BS in Estate Management in 1987 both from the National University of Singapore.

PETER NIEUWLAND, CFA has been a Managing Director of EII Capital Management B.V. since 2006. He serves as the Senior Analyst and Co- Portfolio Manager for the firm’s European real estate securities strategy. From 1996 to 2001, Mr. Nieuwland was an analyst and portfolio manager for ABP Investments in Amsterdam. Mr. Nieuwland’s responsibilities included analyzing public and private U.S. and European real estate companies, disposing of direct real estate holdings, and analyzing private placements in public real estate companies. He earned a Master of Science in Economics from the University of Maastricht and is a CFA Charterholder.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of each Fund’s shares.

Please retain this Supplement for future reference.

Statement of Additional Information Supplement

July 22, 2014

E.I.I. Realty Securities Trust

SUPPLEMENT DATED JULY 22, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 29, 2013

The table under the section titled “Adviser and Investment Advisory Agreement — Portfolio Managers — Other Accounts” on page 19 of the Statement of Additional Information is hereby deleted and replaced with the following:

Other Accounts

Other Accounts Managed by Portfolio Managers at June 30, 2013 (unless otherwise indicated)

Portfolio Manager	Number of Other Accounts (Total Assets)[1] as of June 30, 2013	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of June 30, 2013
Alfred C. Otero — U.S. REITS
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	11 ($131.6 million)	1 ($8.1 million)
Alfred C. Otero*, Peter Nieuwland & Suang Eng Tsan — International Real Estate
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	11 ($873.7 million)	3 ($213.2 million)
Suang Eng Tsan* & Alfred C. Otero— Global Real Estate
Other Investment Companies	None	None
Other Pooled Investment Vehicles	1 ($232.8 million)	None
Other Accounts	46 ($7,087.5 million)	1 ($263.6)

* As of July 22, 2014.
[1] Rounded to the nearest million.

The section titled “Adviser and Investment Advisory Agreement — Portfolio Managers — Fund Ownership” on page 20 of the Statement of Additional Information is hereby deleted and replaced with the following:

Fund Ownership

As of June 30, 2013 (unless otherwise noted), the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below.

As of June 30, 2013, Mr. Otero owned $50,001 to $100,000 of the Domestic Fund’s shares.

As of June 30, 2013, Mr. Nieuwland, Ms. Tsan and Mr. Otero* did not own any of the International Fund’s shares.

As of June 30, 2013, Mr. Otero owned $10,001 to $50,000 of the Global Fund’s shares and Ms. Tsan* did not own any of the Global Fund’s shares.

* As of July 22, 2014

Please retain this Supplement for future reference.